Business Combinations - Fair value adjustments (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Identifiable assets acquired and liabilities assumed:
Goodwill		$ 664,450	$ 763,388	[1]
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Gross consideration			421,239
Net cash consideration			421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment			251,683
Customer related intangible asset			121,465
Network related intangible asset			69,741
Right of use asset			211,936
Lease liabilities			(211,936)
Deferred tax			(51,625)
Provisions for other liabilities and charges			(34,419)
Total identifiable net assets acquired			356,845
Goodwill			64,394
Revenue - post-acquisition	$ 10,697
Profit (Loss) - post-acquisition	$ (8,591)
As previously reported | MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Gross consideration			421,239
Net cash consideration			421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment			251,683
Customer related intangible asset			127,957
Network related intangible asset			67,837
Right of use asset			211,315
Lease liabilities			(211,315)
Deferred tax			(52,864)
Provisions for other liabilities and charges			(34,419)
Total identifiable net assets acquired			360,194
Goodwill			61,045
Adjustments | MTN telecom towers in South Africa
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset			(6,492)
Network related intangible asset			1,904
Right of use asset			621
Lease liabilities			(621)
Deferred tax			1,239
Total identifiable net assets acquired			(3,349)
Goodwill			$ 3,349

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.